Equity - Additional Information (Details)								1 Months Ended		3 Months Ended	12 Months Ended
		Jun. 22, 2019 USD ($)	Apr. 12, 2019 ₨ / shares	Apr. 12, 2019 $ / shares	Apr. 01, 2019 shares	Jan. 11, 2019 $ / shares	Jan. 11, 2019 INR (₨) ₨ / shares shares	Jun. 30, 2018 $ / shares	Jun. 30, 2018 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) Vote $ / shares shares	Mar. 31, 2019 USD ($) Vote $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2019 ₨ / shares	Sep. 30, 2018 ₨ / shares shares	Mar. 31, 2018 ₨ / shares	Oct. 07, 2017 USD ($)	Oct. 07, 2017 INR (₨)	Aug. 19, 2017 shares	Apr. 01, 2016 shares	Jun. 30, 2015 ₨ / shares shares
Disclosure Of Equity [Line Items]
Par value per share | (per share)										$ 0.16	$ 0.16		$ 0.16		₨ 5	₨ 5	₨ 5					₨ 5
Bonus shares issued																2,184,191,490						1,148,472,332
Treasury shares issued																10,486,661
Number of bonus equity shares for every equity share held											1	1
Number of ADS stock dividend for every ADS held											1	1
Treasury shares										20,324,982	20,324,982		10,801,956	11,289,514							11,323,576
Maximum share value available for buy back							₨ 82,600,000,000				$ 1,184,000,000	₨ 82,600,000,000
Maximum buyback price per share | ₨ / shares							₨ 800
Capital redemption reserve | $										$ 10,000,000	$ 10,000,000		$ 9,000,000
Number of votes per equity share | Vote										1	1
Dividends paid | $	[1]										$ 1,957,000,000		1,156,000,000	$ 1,033,000,000
Final dividend proposed | (per share)			₨ 10.50	$ 0.15							$ 0.15	₨ 10.50
Dividend paid | $											$ 1,956,000,000		$ 1,156,000,000	$ 1,032,000,000
Top of Range
Disclosure Of Equity [Line Items]
Percentage of free cash flow as dividend payout													70.00%
Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Dividend paid | $		$ 780,000,000
Buyback Program
Disclosure Of Equity [Line Items]
Par value per share | ₨ / shares															5
Special dividend declared per share | (per share)						$ 0.06	₨ 4	$ 0.08	₨ 5
Maximum share value available for buy back | ₨							₨ 82,600,000,000
Maximum buyback price per share | ₨ / shares							₨ 800
Share value available for buy back | ₨									₨ 130,000,000,000
Maximum number of shares buy backed							103,250,000
Percentage of equity shares repurchased										2.36%	2.36%		4.92%
Buyback of shares commencement date											Mar. 20, 2019	Mar. 20, 2019
Buyback of shares expected completion date											September 2019	September 2019
Equity shares repurchased										12,652,000	12,652,000									113,043,478
Number of equity shares purchased not extinguished										1,818,000	1,818,000
Number of equity shares purchased not settled and extinguished										3,636,000	3,636,000
Capital redemption reserve | $										$ 1,000,000	$ 1,000,000		$ 9,000,000
Amount authorized to be paid out to shareholders																		$ 2,000,000,000	₨ 130,000,000,000
Per share price of stock repurchased | ₨ / shares															₨ 1,150
Borrowings | $										0	$ 0
Buyback Program | Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Number of equity shares repurchased subsequent to balance sheet date					57,600,000
Equity A D S
Disclosure Of Equity [Line Items]
Special dividend declared per share | $ / shares											$ 0.14
Dividends paid | $										$ 1,956,000,000

[1]	net of treasury shares